Investment Objectives and Goals - Virtus Duff & Phelps Select MLP and Energy Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Duff & Phelps Select MLP and Energy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of total return with a secondary objective of income.
Objective, Secondary [Text Block]	secondary objective of income.